LAW DEPARTMENT

Transamerica Occidental Life
Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

Telephone 213-742-3129
Fax 213-741-6623


September 8, 2008



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:  Transamerica  Separate  Account  VUL-5  of  Transamerica   Occidental  Life
Insurance Company (File No. 333-51916)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-5 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:

Alger American Income & Growth - Class O

AllianceBernstein VPS Growth and Income Portfolio - Class B
AllianceBernstein VPS Large Cap Growth Portfolio - Class B

Dreyfus Investment Portfolios - MidCap Stock Portfolio - Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Fidelity VIP Equity-Income Portfolio - Service Class 2
Fidelity VIP Index 500 Portfolio - Service Class 2

Franklin Small Cap Value Securities Fund -    Class 2
Franklin Small-Midcap Growth Securities Fund - Class 2

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares

MFS(R) Growth Series - Initial Class
MFS(R) Investors Trust Series - Initial Class
MFS(R) Research Series - Initial Class

PIMCO VIT Real Return - Admin Class
PIMCO VIT StocksPLUS Growth & Income - Admin Class

Premier VIT OpCap Managed Portfolio
Premier VIT OpCap Small Cap Portfolio

Transamerica Asset Allocation - Conservative VP - Initial Class
Transamerica Asset Allocation - Growth VP - Initial Class
Transamerica Asset Allocation - Moderate Growth VP - Initial Class Transamerica Asset Allocation - Moderate VP - Initial Class
Transamerica BlackRock Large Cap Value VP - Initial Class
Transamerica Capital Guardian Global VP - Initial Class
Transamerica Capital Guardian Value VP - Initial Class
Transamerica Clarion Global Real Estate Securities VP - Initial Class Transamerica Convertible Securities VP - Initial Class
Transamerica Equity VP - Initial Class
Transamerica Federated Market Opportunity VP - Initial Class
Transamerica Growth Opportunities VP - Initial Class
Transamerica JPMorgan Mid Cap Value VP - Initial Class
Transamerica Marsico Growth VP - Initial Class
Transamerica Money Market VP - Initial Class
Transamerica PIMCO Total Return VP -Initial Class
Transamerica Science & Technology VP - Initial Class
Transamerica Templeton Global VP - Initial Class
Transamerica Third Avenue Value VP - Initial Class
Transamerica U.S. Government Securities VP - Initial Class
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class

Van Kampen UIF Core Plus Fixed Income - Class 1
Van Kampen UIF Emerging Markets Equity - Class 1
Van Kampen UIF High Yield - Class 1
Van Kampen UIF International Magnum -  Class 1

These Semi-Annual Reports are for the period ending June 30, 2008 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President

Entity: Transamerica Asset Allocation - Conservative VP - Initial Class Transamerica Asset Allocation - Growth VP - Initial Class
Transamerica Asset Allocation - Moderate Growth VP - Initial Class Transamerica Asset Allocation - Moderate VP - Initial Class
Transamerica BlackRock Large Cap Value VP - Initial Class
Transamerica Capital Guardian Global VP - Initial Class
Transamerica Capital Guardian Value VP - Initial Class
Transamerica Clarion Global Real Estate Securities VP - Initial Class Transamerica Convertible Securities VP - Initial Class
Transamerica Equity VP - Initial Class
Transamerica Federated Market Opportunity VP - Initial Class
Transamerica Growth Opportunities VP - Initial Class
Transamerica JPMorgan Mid Cap Value VP - Initial Class
Transamerica Marsico Growth VP - Initial Class
Transamerica Money Market VP - Initial Class
Transamerica PIMCO Total Return VP -Initial Class
Transamerica Science & Technology VP - Initial Class
Transamerica Templeton Global VP - Initial Class
Transamerica Third Avenue Value VP - Initial Class
Transamerica U.S. Government Securities VP - Initial Class
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class
File No.:         811-4419
Date of Filing:   9-5-08
Accession No.:  0001104659-08-057290
CIK:     0000778207


Entity:  Alger American Fund Income and Growth - Class O
File No.:         811-05550
Date of Filing:    8-15-08
Accession No.:   0001104659-08-053441
CIK:     0000832566


Entity:  AllianceBernstein VPS Growth and Income - Class B
AllianceBernstein VPS Large Cap Growth - Class B
File No.:         811-05398
Date of Filing:  8-25-08
Accession No. 0001193125-08-183213
CIK: 0000825316


Entity:  Dreyfus Investment Portfolios - MidCap Stock Portfolio - Initial Shares
File No.:         811-08673
Date of Filing:   8-18-08
Accession No:   0001056707-08-000011
CIK:     0001056707


Entity:  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
File No.:         811-7044
Date of Filing:    8-18-08
Accession No.:  0000890064-08-000007
CIK:     0000890064


Entity:  Dreyfus VIF Appreciation - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
File No.:         811-05125
Date of Filing:   8-19-08
Accession No.     0000813383-08-000010
CIK:     0000813383


Entity:  Fidelity VIP Contrafund(R) Portfolio - Service Class 2
         Fidelity VIP Equity Income Portfolio - Service Class 2
         Fidelity VIP Index 500 Portfolio - Service Class 2
File No.:         811-03329
Date of Filing:   8-25-08
Accession No.     0000356494-08-000009
CIK:     0000356494


Entity:  Franklin Small Cap Fund - Class 2
Franklin Small Mid-Cap Value Securities Fund - Class 2
File No.:         811-5583
Date of Filing:   8-27-08
Accession No.     0001193125-08-185461
CIK:     0000837274


Entity:  Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   8-27-08
Accession No.     0001104659-08-015843
CIK:     0000906185


Entity:  MFS VIT Emerging Growth - Initial Class
MFS VIT Research Series - Initial Class
MFS VIT Investor Trust Series - Initial Class
File No.:         811-08326
Date of Filing:   9-8-08
Accession No.     0001193125-08-191824
CIK:  0000918571

Entity:   Premier VIT OpCap Managed Portfolio
         Premier VIT OpCap Small Cap Portfolio
File No.:         811-08512
Date of Filing:   9-4-08
Accession No.     0001104659-08-057003
CIK:     0000923185


Entity:   PIMCO VIT StocksPlus Growth and Income - Admin Class
         PIMCO VIT Real Return - Admin Class
File No.: 811-08399
Date of Filing: 9-2-08
Accession No.:  0001193125-08-188553
CIK: 0001047304


Entity:  Van Kampen UIF Core Plus Fixed Income - Class 1
         Van Kampen UIF Emerging Markets Equity - Class 1
         Van Kampen UIF High Yield - Class 1
         Van Kampen UIF International Magnum - Class 1
File No.:         811-4419
Date of Filing:   9-8-08
Accession No.     0001104659-08-057535
CIK:     0001011378